INVENTORIES (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
INVENTORIES
Schedule of inventories

	December 31,	September 30,
	2020	2020
Finished Goods	$300,009	$—
Goods-in-process	715,731	967,993
Total	$1,015,740	$967,993

	September 30,	September 30,
	2020	2019
Goods-in-process	$1,028,378	$328,500

Raw Material	—	18,147
Inventory Reserves	(60,385)	—
Total	$967,993	$346,647